NOTE 6 - CONVERTIBLE DEBT	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Text Block]
NOTE 6 - CONVERTIBLE DEBT

At June 30, 2012 and December 31, 2011, the Company had convertible notes payable outstanding of $1,020,384 and $66,261, respectively, net of a discount of $2,670,877 and $0, respectively. These convertible notes matured at various times within six to twelve months from date of issuance, have an interest rate of 7.0% - 10.0% and allow the holder to convert the notes into common stock at a conversion price of $0.50 - $1.00 per share.  As of June 30, 2012, $56,261 of the outstanding debt had become due and was in default and had not been converted.  In connection with the convertible notes issued prior to January 1, 2012, the Company issued warrants expiring five years from date of issuance which allow the holders to purchase shares of common stock at $1.25 per share and issued a share of common stock for every dollar borrowed.  No warrants were issued along with the convertible debt issued during 2012.